First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 60.1%
$10,000,000	U.S. Treasury Bill	(a)	10/04/22	$9,999,387
15,000,000	U.S. Treasury Bill	(a)	10/06/22	14,997,078
10,000,000	U.S. Treasury Bill	(a)	10/11/22	9,994,550
3,000,000	U.S. Treasury Bill	(a)	10/13/22	2,997,868
5,000,000	U.S. Treasury Bill	(a)	10/18/22	4,994,892
5,000,000	U.S. Treasury Bill	(a)	10/20/22	4,994,103
15,000,000	U.S. Treasury Bill	(a)	10/25/22	14,976,820
12,000,000	U.S. Treasury Bill	(a)	10/27/22	11,979,480
10,000,000	U.S. Treasury Bill	(a)	11/01/22	9,978,109
10,000,000	U.S. Treasury Bill	(a)	11/03/22	9,977,152
10,000,000	U.S. Treasury Bill	(a)	11/08/22	9,973,150
10,000,000	U.S. Treasury Bill	(a)	11/10/22	9,971,400
	Total U.S. Treasury Bills			114,833,989
	(Cost $114,820,403)

Shares	Description	Value
MONEY MARKET FUNDS – 10.5%
20,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (b)	20,000,000
	(Cost $20,000,000)

Total Investments – 70.6%	134,833,989
(Cost $134,820,403)

Net Other Assets and Liabilities – 29.4%	56,127,820
Net Assets – 100.0%	$190,961,809
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	44	$3,746,160	Oct–22	$(237,910)
Brent Crude Oil Futures	72	6,013,440	Nov–22	(698,028)
Corn Futures	310	10,501,250	Dec–22	527,008
Gold 100 Oz. Futures	48	8,025,600	Dec–22	(359,830)
Kansas City Hard Red Winter Wheat Futures	32	1,586,400	Dec–22	128,071
Lean Hogs Futures	133	4,055,170	Dec–22	(513,486)
LME Zinc Futures	40	2,983,000	Dec–22	(468,550)
Low Sulphur Gasoil “G” Futures	28	2,526,300	Dec–22	(103,293)
Low Sulphur Gasoil “G” Futures	28	2,484,300	Jan–23	(150,775)
Natural Gas Futures	13	918,450	Nov–22	(165,002)
Natural Gas Futures	40	2,898,800	Dec–22	(403,760)
NY Harbor ULSD Futures	22	2,976,759	Oct–22	(191,627)
NY Harbor ULSD Futures	46	6,041,364	Nov–22	(594,717)
NY Harbor ULSD Futures	16	2,065,392	Dec–22	(198,320)
Platinum Futures	25	1,073,875	Jan–23	(49,684)
Soybean Futures	80	5,459,000	Nov–22	(336,694)
Soybean Meal Futures	350	14,105,000	Dec–22	(88,804)
Soybean Oil Futures	302	11,154,672	Dec–22	(607,081)
Sugar #11 (World) Futures	84	1,663,334	Feb–23	(26,465)
Wheat Futures	90	4,146,750	Dec–22	505,442
		$94,425,016		$(4,033,505)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts Short:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Cattle Feeder Futures	5	$(436,563)	Nov–22	$2,781
Cocoa Futures	322	(7,579,880)	Dec–22	(202,798)
Coffee “C” Futures	61	(5,067,956)	Dec–22	(34,232)
Copper Futures	51	(4,350,938)	Dec–22	(104,990)
Cotton No. 2 Futures	78	(3,328,260)	Dec–22	154,127
Gasoline RBOB Futures	50	(4,785,690)	Nov–22	96,983
Live Cattle Futures	75	(4,411,500)	Dec–22	(23,649)
LME Aluminum Futures	96	(5,186,400)	Dec–22	(49,000)
LME Lead Futures	59	(2,817,250)	Dec–22	(109,519)
LME Nickel Futures	12	(1,518,624)	Dec–22	122,067
Silver Futures	148	(14,088,860)	Dec–22	(224,921)
WTI Crude Futures	92	(7,242,240)	Nov–22	363,654
		$(60,814,161)		$(9,497)
	Total	$33,610,855		$(4,043,002)

(a)	Zero Coupon Bond. The interest rate shown reflects the yield at time of purchase.
(b)	Rate shown reflects yield as of September 30, 2022.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 114,833,989	$ —	$ 114,833,989	$ —
Money Market Funds	20,000,000	20,000,000	—	—
Total Investments	134,833,989	20,000,000	114,833,989	—
Futures Contracts	1,900,133	1,900,133	—	—
Total	$ 136,734,122	$ 21,900,133	$ 114,833,989	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (5,943,135)	$ (5,943,135)	$ —	$ —

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)